GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
E.	GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill represents the excess of the purchase price over the fair value of net tangible and identifiable intangible assets of acquired businesses.  Goodwill and intangible assets deemed to have indefinite lives are not amortized, but are subject to impairment tests at least annually in accordance with ASC 350, Intangibles-Goodwill and Other.  We review the carrying amounts of goodwill and other non-amortizable intangibles by reporting unit to determine if such assets may be impaired.  As the carrying amount of these assets are recoverable based upon a discounted cash flow and market approach analysis, no impairment was recognized.

The following amounts were included in other intangible assets, net as of December 31, 2011 and December 25, 2010 (in thousands):

	2011		2010
	Assets	Accumulated Amortization	Assets	Accumulated Amortization
Non-compete agreements	$6,439	$(5,125)	$12,569	$(9,214)
Customer relationships	8,860	(4,221)	16,219	(9,199)
Licensing agreements	4,589	(688)	4,589	(229)
Patents	3,155	(2,085)	2,980	(1,782)
Total	$23,043	$(12,119)	$36,357	$(20,424)

Amortization is computed principally by the straight-line method over the estimated useful lives of the intangible assets as follows:

Non-compete agreements	5 to 10 years
Customer relationship	5 to 8 years
Licensing agreements	10 years

Amortization expense of intangibles totaled $5.2 million, $6.9 million and $8.3 million in 2011, 2010 and 2009, respectively.  The estimated amortization expense for intangibles for each of the five succeeding fiscal years is as follows (in thousands):

2012	$2,918
2013	2,170
2014	1,836
2015	1,612
2016	607
Thereafter	1,781
Total	$10,924

The changes in the net carrying amount of goodwill and indefinite-lived intangible assets for the years ended December 31, 2011 and December 25, 2010, are as follows (in thousands):

	Goodwill	Indefinite-Lived Intangible Assets
Balance as of December 26, 2009	$154,718	$2,340
Acquisitions	309
Final purchase price allocations	(325)

Balance as of December 25, 2010 December 31, 2011	$154,702	$2,340